Earnings Per OP Unit of MAALP (Details) - Limited Partner [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Unit Disclosure
Weighted average common units - basic		117,617	82,661	79,361
Weighted Average Number Diluted Shares Outstanding Adjustment		280	298	0
Weighted average common shares - diluted		117,897	82,959	79,361
Earnings Per Share, Basic [Abstract]
Dividends, Preferred Stock, Cash		$ 3,688	$ 924	$ 0
Earnings per unit - basic		$ 2.86	$ 2.70	$ 4.41
Diluted Earnings Per Unit		$ 2.86	$ 2.70	$ 4.41
Calculation of Basic Earnings Per Unit [Member]
Earnings Per Share, Basic [Abstract]
Income from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 340,536	$ 224,402	$ 350,745
Income from continuing operations allocated to unvested restricted shares		535	574	772
Dividends, Preferred Stock, Cash		(3,688)	(307)	0
Income from continuing operations available for common unitholders, adjusted		$ 336,313	$ 223,521	$ 349,973
Earnings per unit - basic		$ 2.86	$ 2.70	$ 4.41
Calculation of Diluted Earnings Per Unit [Member]
Earnings Per Share, Basic [Abstract]
Income from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 340,536	$ 224,402	$ 350,745
Income from continuing operations allocated to unvested restricted shares		0	0	772
Dividends, Preferred Stock, Cash		(3,688)	(307)	0
Income from continuing operations available for common unitholders, adjusted		$ 336,848	$ 224,095	$ 349,973
Diluted Earnings Per Unit		$ 2.86	$ 2.70	$ 4.41
Restricted Stock [Member]
Earnings Per Share, Basic [Abstract]
Effect of dilutive securities (units)	[1]			100

[1]	0.1 million potentially dilutive securities and their related income are not included in the diluted earnings per unit calculations as they are not dilutive.